2. ABILITY TO CONTINUE AS A GOING CONCERN (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Notes to Financial Statements
Cash flows from operations	$ (18,024)	$ (214,127)	$ (247,614)
Accumulated deficit	(23,525,737)	$ (16,193,263)
Funding requirements during the next twelve months	$ 525,000